Expense Example - ABBEY CAPITAL MULTI ASSET FUND	Oct. 06, 2025 USD ($)
CLASS I SHARES
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 18,288
Expense Example, with Redemption, 3 Years	58,311
Expense Example, with Redemption, 5 Years	100,871
Expense Example, with Redemption, 10 Years	219,447
CLASS A SHARES
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	771
Expense Example, with Redemption, 3 Years	1,196
Expense Example, with Redemption, 5 Years	1,646
Expense Example, with Redemption, 10 Years	2,890
CLASS C SHARES
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	383
Expense Example, with Redemption, 3 Years	884
Expense Example, with Redemption, 5 Years	1,511
Expense Example, with Redemption, 10 Years	$ 3,199